Note 20 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

18. Subsequent Events

On October 23, 2014, we submitted a take-down request for approximately $51,000 pursuant to the terms of the Equity Purchase Agreement. We issued a total 4,214,853 shares of our common at an average price of $0.012 per share pursuant to the terms of the Equity Purchase Agreement. As of November 12, 2014, 2,528,912 of those shares have been sold at an average price of $0.012 per share, resulting in total proceeds of approximately $30,000.

Subsequent to September 30, 2014, $150,000 in notes payable and $9,626 in accrued interest was converted into 8,110,790 shares of common stock.

Subsequent to September 30, 2014, $150,000 in notes payable and $9,626 in accrued interest was converted into 8,110,790 shares of common stock.

20. Subsequent Events

On January 22, 2014, we entered into a Settlement of Potential Claims Agreement with ASC Recap LLC (ASC). Pursuant to the Agreement, ASC has offered to purchase (and in one (1) case has already purchased) approximately $3.7 million of our prior debt owed to four creditors (Creditors) for past due services at a substantial discount to face value to which we have agreed to issue to ASC certain shares of our common stock in a §3(a)(10) 1933 Act proceeding. The shares of our common stock that we have agreed to issue to ASC in full payment for, and as a release of any debt it purchases from the Creditors, is anticipated to have, upon issuance, a market value equal to approximately 25% of the principal amount of our outstanding debt. In the case of the debt ASC already purchased from one (1) Creditor, the value of the stock that we have agreed to issue was two hundred and fifty percent (250%) of the discounted purchase price ASC paid to purchase the debt from the Creditor, and approximately 25% of the original amount we owed to the Creditor. The stock to be issued by us and the purchase of the debt by ASC of the remaining three Creditors is subject to the acceptance of offers by the Creditors.

On January 23, 2014, we entered into a new Equity Purchase Agreement with Southridge Partners II, LP (Southridge), that superseded our prior Equity Purchase Agreement with Southridge that was entered into on November 25, 2013 (the “Prior Equity Purchase Agreement”).  The terms of the new Equity Purchase Agreement are identical to those of the Prior Equity Purchase Agreement other than that the New Equity Purchase Agreement provides that the Agreement may not be amended by either party. Pursuant to the New Equity Purchase Agreement and as provided in the Prior Equity Purchase Agreement, Southridge has committed to purchase up to $5,000,000 worth of our common stock, over a period of time terminating on the earlier of: (i) 18 months from the effective date of the registration statement to be filed by us for the New Equity Purchase Agreement; or (ii) the date on which Southridge has purchased an aggregate maximum purchase price of $5,000,000 pursuant to the New Equity Purchase Agreement; Southridge’s commitment to purchase our common stock is subject to various conditions, including, but not limited to, limitations based on the trading volume of our common stock.

On January 27, 2014, we issued a convertible note in the principal amount of $100,000 that matures January 27, 2016 under the Securities Purchase Agreement we entered into with an institutional investor on December 19, 2013. The convertible note bears interest at the rate of 8% per annum compounded annually, is payable at maturity and the principal and interest outstanding under the convertible note are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02, subject to adjustment upon the happening of certain events, including stock dividends, stock splits and the issuance of common stock equivalents at a price below the conversion price. See Note 9. Note Payable and Credit Facility for further description of this note payable.

On February 21, 2014  ASC Recap filed with the Circuit Court of the Second Judicial Circuit, Leon County, Florida (the “Court”) an amended  complaint and demand for payment of the debt it acquired from one of our creditors.  On February 26, 2014, we entered  into a Settlement Agreement and Stipulation with ASC Recap LLC that was filed with the Court pursuant to which we agreed, subject to court approval,  to issue shares of our common stock in a Section 3(a) (10) proceeding that generate proceeds in the amount of $250,000 in full settlement of a claim in the amount of $1,027,705 that ASC Recap acquired form one Creditor (the value of the stock that we  agreed to issue was two hundred and fifty percent (250%) of the discounted purchase price ASC paid to purchase the debt from the Creditor, and approximately 25% of the original amount we owed to the Creditor).  We are awaiting court approval of the settlement.

On February 25, 2014, we entered into a securities purchase agreement with a certain institutional accredited investor relating to the sale and issuance of a (i) convertible note in the principal amount of $200,000 that matures February 25, 2016 and (ii) five- year warrant (with a cashless exercise feature under certain circumstances) to purchase 5,000,000 shares of our common stock at an exercise price of $0.02, subject to adjustment under certain circumstances.  The convertible note bears interest at the rate of 8% per annum compounded annually, is payable at maturity and the principal and interest outstanding under the convertible note are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02, subject to adjustment upon the happening of certain events, including stock dividends, stock splits and the issuance of common stock equivalents at a price below the conversion price. Subject to us fulfilling certain conditions, including beneficial ownership limits, the convertible note is subject to a mandatory conversion if the closing price of our common stock for any 20 consecutive days commencing six months after the issue date of the convertible note equals or exceeds $0.04. Unless waived in writing by the purchaser, no conversion of the convertible note can be effected to the extent that as a result of such conversion the purchaser would beneficially own more than 9.99% in the aggregate of our issued and outstanding common stock immediately after giving effect to the issuance of common stock upon conversion.